John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 4/30/2024

Fund’s investments
As of 4-30-24 (unaudited)
	Shares	Value
Preferred securities (A) 80.4% (50.5% of Total investments)		$362,115,092
(Cost $405,085,890)
Communication services 4.5%		20,148,497
Diversified telecommunication services 0.5%
Qwest Corp., 6.750%	221,725	2,179,557
Wireless telecommunication services 4.0%
Telephone & Data Systems, Inc., 6.000%	469,125	7,055,640
U.S. Cellular Corp., 5.500%	140,000	2,487,800
U.S. Cellular Corp., 5.500%	150,000	2,647,500
U.S. Cellular Corp., 6.250%	300,000	5,778,000
Consumer discretionary 1.2%		5,276,460
Broadline retail 1.2%
Qurate Retail, Inc., 8.000%	98,000	4,524,660
QVC, Inc., 6.250%	60,000	751,800
Energy 1.1%		4,945,200
Oil, gas and consumable fuels 1.1%
NuStar Logistics LP, 12.324% (3 month CME Term SOFR + 6.996%) (B)(C)	195,000	4,945,200
Financials 51.6%		232,557,676
Banks 16.4%
Bank of America Corp., 6.450% (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	127,225	3,206,070
Bank of America Corp., 7.250% (B)	9,500	10,925,000
Citigroup Capital XIII, 11.961% (3 month CME Term SOFR + 6.632%) (B)(C)	338,275	9,809,975
Fifth Third Bancorp, 6.000% (B)	211,595	4,862,453
First Citizens BancShares, Inc., 5.375%	121,294	2,544,748
Fulton Financial Corp., 5.125% (B)	149,500	2,750,800
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	193,650	4,810,266
KeyCorp, 5.650%	208,259	4,283,888
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	64,875	1,453,200
Pinnacle Financial Partners, Inc., 6.750%	103,400	2,385,438
Regions Financial Corp., 4.450%	198,650	3,398,902
Synovus Financial Corp., 8.940% (3 month CME Term SOFR + 3.614%) (C)	191,500	4,785,585
Wells Fargo & Company, 4.750%	144,500	2,943,465
Wells Fargo & Company, 7.500% (B)(D)	11,000	12,599,840
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	2,954,460
Capital markets 9.1%
Affiliated Managers Group, Inc., 6.750% (B)	260,125	6,659,200
Brookfield Finance, Inc., 4.625% (B)	211,375	3,608,171
Carlyle Finance LLC, 4.625% (B)	39,929	723,114
Morgan Stanley, 6.375% (B)	170,000	4,236,400
Morgan Stanley, 6.500% (B)	276,600	6,995,214
Morgan Stanley, 6.875% (B)	148,425	3,734,373
Morgan Stanley, 7.125% (B)	308,328	7,779,115
State Street Corp., 5.350%	28,850	686,053
TPG Operating Group II LP, 6.950% (B)	253,800	6,545,502
Consumer finance 2.2%
Navient Corp., 6.000%	234,238	4,382,593
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	229,125	5,757,911
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 3.9%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(D)	329,650	$8,709,353
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	344,800
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	30,000	785,400
KKR Group Finance Company IX LLC, 4.625%	334,149	6,318,758
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	61,475	1,512,285
Insurance 20.0%
AEGON Funding Company LLC, 5.100% (B)	347,450	7,306,874
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	183,925	4,519,037
American Financial Group, Inc., 5.125% (B)	162,725	3,365,153
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	350,000	8,228,500
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	393,900	10,481,679
Brighthouse Financial, Inc., 6.600% (B)(D)	345,263	7,671,744
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	134,050	3,418,275
F&G Annuities & Life, Inc., 7.950% (B)	224,000	5,824,000
Lincoln National Corp., 9.000% (B)	292,750	7,889,613
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	374,050	9,796,370
RenaissanceRe Holdings, Ltd., 4.200% (B)	221,000	3,856,450
The Allstate Corp., 7.375% (B)	119,925	3,199,599
The Phoenix Companies, Inc., 7.450% (B)	574,500	10,283,550
Unum Group, 6.250% (B)	170,000	4,224,500
Industrials 1.1%		4,768,013
Trading companies and distributors 1.1%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	180,675	4,768,013
Real estate 2.0%		9,127,426
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375%	214,400	4,260,128
Office REITs 0.5%
Vornado Realty Trust, 5.400%	156,431	2,407,473
Specialized REITs 0.6%
Public Storage, 4.625% (B)	119,525	2,459,825
Utilities 18.9%		85,291,820
Electric utilities 8.0%
Duke Energy Corp., 5.750% (B)	294,775	7,295,681
NextEra Energy, Inc., 6.926% (B)(D)	316,650	12,903,488
SCE Trust III, 8.581% (3 month CME Term SOFR + 3.252%) (B)(C)	125,479	3,170,854
SCE Trust VI, 5.000%	304,300	6,031,226
SCE Trust VII, 7.500%	256,600	6,697,260
Gas utilities 1.7%
South Jersey Industries, Inc., 5.625% (B)	251,850	3,482,512
UGI Corp., 7.250%	71,400	4,308,276
Multi-utilities 9.2%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%) (B)(D)	407,200	10,159,640
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.625% (B)(D)	235,000	$5,440,250
CMS Energy Corp., 5.875% (B)	134,475	3,238,158
CMS Energy Corp., 5.875% (B)(D)	376,250	9,142,875
DTE Energy Company, Series E, 5.250% (B)	200,000	4,512,000

Sempra, 5.750% (B)	370,000	8,909,600
Common stocks 2.5% (1.6% of Total investments)		$11,454,417
(Cost $19,061,257)
Communication services 0.9%		4,060,655
Diversified telecommunication services 0.8%
Verizon Communications, Inc. (B)	94,887	3,747,088
Media 0.1%
Paramount Global, Class B	27,530	313,567
Utilities 1.6%		7,393,762
Multi-utilities 1.6%
Algonquin Power & Utilities Corp. (B)	346,150	7,393,762

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 73.7% (46.3% of Total investments)				$332,010,380
(Cost $339,496,757)
Communication services 1.0%				4,514,268
Media 0.8%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	4,088,000	3,780,812
Wireless telecommunication services 0.2%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (B)(F)	6.875	07-19-27	758,000	733,456
Consumer discretionary 2.6%				11,801,895
Automobiles 2.6%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	3,250,000	3,041,557
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	9,182,000	8,760,338
Consumer staples 0.2%				761,200
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	07-16-25	880,000	761,200
Energy 6.8%				30,883,094
Oil, gas and consumable fuels 6.8%
BP Capital Markets PLC (6.450% to 3-1-34, then 5 Year CMT + 2.403% to 3-1-54, then 5 Year CMT + 3.153%) (F)	6.450	12-01-33	2,750,000	2,774,422
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(D)	7.375	01-15-83	2,440,000	2,392,486
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	6,325,000	6,673,179
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,550,000	7,853,795
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (F)	7.125	05-15-30	8,000,000	7,680,917
Energy Transfer LP (3 month CME Term SOFR + 3.279%) (B)(C)	8.586	11-01-66	3,875,000	3,508,295
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 47.9%				$215,551,273
Banks 35.1%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	5,100,000	5,444,709
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(F)	5.875	03-15-28	5,790,000	5,553,277
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	8,500,000	8,399,468
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (B)	7.700	05-26-84	3,200,000	3,194,370
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (F)	8.000	03-15-29	3,000,000	2,950,062
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	4,250,000	4,441,798
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (F)(G)	8.000	08-22-31	3,800,000	3,776,160
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)(D)(F)	7.375	05-15-28	6,000,000	6,152,358
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	5,000,000	5,159,970
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(F)	8.720	07-06-24	7,500,000	7,218,645
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	3,500,000	2,966,241
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	5,525,000	5,455,372
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	3,290,000	3,277,119
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)(D)(F)	5.625	07-01-25	6,400,000	6,164,243
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	5,229,000	4,670,109
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	5,277,000	5,190,736
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (F)	6.875	06-01-29	4,895,000	5,015,966
JPMorgan Chase & Co. (3 month CME Term SOFR + 4.042%) (C)(F)	9.348	05-01-24	5,000,000	5,000,000
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	3,831,000	3,231,133
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	9,850,000	7,663,373
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (F)(G)	10.000	11-14-28	7,000,000	7,334,026
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	6,810,000	7,011,167
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	7,930,000	7,627,836
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	9,294,000	9,110,949
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(D)(F)	6.250	03-15-30	8,500,000	7,990,867
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(D)	8.125	10-31-82	10,534,000	10,832,144
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(D)(F)	7.625	09-15-28	6,762,000	7,070,564
Capital markets 4.8%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(F)	6.700	03-15-29	4,816,000	4,820,052
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	3,800,000	3,092,718
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	1,292,000	1,207,369
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	6,450,000	6,674,937
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	5,531,000	5,591,192
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	3,250,000	3,249,829
Financial services 0.7%
Voya Financial, Inc. (5 Year CMT + 3.358%) (C)(F)	7.758	09-15-28	3,250,000	3,303,199
Insurance 6.6%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%) (B)(D)	5.750	09-01-40	4,000,000	3,890,318
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	5,500,000	5,457,306
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(D)(F)	5.875	03-15-28	6,696,000	$6,507,178
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	8,000,000	6,259,814
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	9,050,000	7,594,699
Utilities 15.2%				68,498,650
Electric utilities 7.3%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	3,790,000	3,561,480
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)(D)(F)	5.375	03-15-26	11,375,000	10,897,192
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)(D)	6.750	06-15-76	3,370,000	3,331,576
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%) (B)	5.650	05-01-79	5,491,000	5,215,851
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	2,250,000	2,228,419
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)(F)(G)	10.250	03-15-28	7,240,000	7,805,574
Independent power and renewable electricity producers 4.1%
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	9,750,000	9,850,942
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (F)(G)	8.875	01-15-29	8,232,000	8,483,949
Multi-utilities 3.8%
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	4,500,000	4,064,702
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	2,662,000	2,437,436
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (F)	4.650	12-15-24	2,750,000	2,684,087
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750	10-01-54	3,000,000	2,992,203

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)	6.875	10-01-54	5,000,000	4,945,239
Capital preferred securities (H) 1.2% (0.7% of Total investments)				$5,141,462
(Cost $6,310,250)
Financials 1.2%				5,141,462
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (B)(D)(G)	7.875	12-15-67	4,860,000	5,141,462

	Yield (%)	Shares	Value
Short-term investments 1.3% (0.9% of Total investments)			$6,080,634
(Cost $6,082,550)
Short-term funds 1.3%			6,080,634
John Hancock Collateral Trust (I)	5.4256(J)	608,258	6,080,634

Total investments (Cost $776,036,704) 159.1%	$716,801,985
Other assets and liabilities, net (59.1%)	(266,392,722)
Total net assets 100.0%	$450,409,263

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-24 was $450,230,673. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $222,459,740.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 4-30-24, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,007,826 or 12.7% of the fund’s net assets as of 4-30-24.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-24.
The fund had the following country composition as a percentage of total investments on 4-30-24:
United States	87.5%
Canada	7.7%
France	1.5%
United Kingdom	1.4%
Bermuda	1.0%
Other countries	0.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	137,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$2,629,254	$2,629,254
Centrally cleared	68,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	1,623,160	1,623,160
Centrally cleared	34,400,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	567,540	567,540
								—	$4,819,954	$4,819,954

(a)	At 4-30-24, the overnight SOFR was 5.340%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2024, by major security category or type:
	Total value at 4-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$20,148,497	$20,148,497	—	—
Consumer discretionary	5,276,460	5,276,460	—	—
Energy	4,945,200	4,945,200	—	—
Financials	232,557,676	222,274,126	$10,283,550	—
Industrials	4,768,013	4,768,013	—	—
Real estate	9,127,426	9,127,426	—	—
Utilities	85,291,820	81,809,308	3,482,512	—
Common stocks	11,454,417	11,454,417	—	—
Corporate bonds	332,010,380	—	332,010,380	—
Capital preferred securities	5,141,462	—	5,141,462	—
Short-term investments	6,080,634	6,080,634	—	—
Total investments in securities	$716,801,985	$365,884,081	$350,917,904	—
Derivatives:
Assets
Swap contracts	$4,819,954	—	$4,819,954	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	608,258	$2,849,364	$171,368,196	$(168,135,101)	$(277)	$(1,548)	$460,468	—	$6,080,634
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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